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PRUDENTIAL VALUE FUND
Gateway Center Three, 4th Floor
Newark, NJ 07102





                                 January 2, 2002







Securities and Exchange Commission
450  Fifth Street, N.W.
Washington, D.C. 20549


                  Re:      Prudential Value Fund (the "Fund")
                           (File No. 33-9269)


Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on December 28, 2001.




                                            PRUDENTIAL VALUE FUND


                                            By:   /s/ Maria G. Master
                                                  --------------------
                                                     Maria G. Master
                                                     Assistant Secretary